Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Contribution from Hegh LNG	$ 315	$ 11,850
Repayment of indemnifications received from Hoegh LNG			$ (64)
Issuance of units for Board of Directors' fees	211	181	$ 194
Other and contribution from owner	8	109
Equity: Total	534	12,140
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	211	181
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Contribution from Hegh LNG	$ 315	$ 11,850